Loans (Details 6) (USD $) In Millions, unless otherwise specified																																																																																																																																																																																																																																																								12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Home Equity - Senior Lien [Member] Current Estimated LTV Greater Than 125% [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Home Equity - Senior Lien [Member] Current Estimated LTV Greater Than 125% [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Home Equity - Senior Lien [Member] Current Estimated Ltv Between 101% And 125% [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Home Equity - Senior Lien [Member] Current Estimated Ltv Between 101% And 125% [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Home Equity - Senior Lien [Member] Current Estimated LTV Between 80% To 100% [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Home Equity - Senior Lien [Member] Current Estimated LTV Between 80% To 100% [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Home Equity - Senior Lien [Member] Current Estimated LTV Less Than 80% [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Home Equity - Senior Lien [Member] Current Estimated LTV Less Than 80% [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Home Equity - Junior Lien [Member] Current Estimated LTV Greater Than 125% [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Home Equity - Junior Lien [Member] Current Estimated LTV Greater Than 125% [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Home Equity - Junior Lien [Member] Current Estimated Ltv Between 101% And 125% [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Home Equity - Junior Lien [Member] Current Estimated Ltv Between 101% And 125% [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Home Equity - Junior Lien [Member] Current Estimated LTV Between 80% To 100% [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Home Equity - Junior Lien [Member] Current Estimated LTV Between 80% To 100% [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Home Equity - Junior Lien [Member] Current Estimated LTV Less Than 80% [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Home Equity - Junior Lien [Member] Current Estimated LTV Less Than 80% [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Prime Mortgages, including option ARMs [Member] Current Estimated LTV Greater Than 125% [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Prime Mortgages, including option ARMs [Member] Current Estimated LTV Greater Than 125% [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Prime Mortgages, including option ARMs [Member] Current Estimated Ltv Between 101% And 125% [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Prime Mortgages, including option ARMs [Member] Current Estimated Ltv Between 101% And 125% [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Prime Mortgages, including option ARMs [Member] Current Estimated LTV Between 80% To 100% [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Prime Mortgages, including option ARMs [Member] Current Estimated LTV Between 80% To 100% [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Prime Mortgages, including option ARMs [Member] Current Estimated LTV Less Than 80% [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Prime Mortgages, including option ARMs [Member] Current Estimated LTV Less Than 80% [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Subprime Mortgage [Member] Current Estimated LTV Greater Than 125% [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Subprime Mortgage [Member] Current Estimated LTV Greater Than 125% [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Subprime Mortgage [Member] Current Estimated Ltv Between 101% And 125% [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Subprime Mortgage [Member] Current Estimated Ltv Between 101% And 125% [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Subprime Mortgage [Member] Current Estimated LTV Between 80% To 100% [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Subprime Mortgage [Member] Current Estimated LTV Between 80% To 100% [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Subprime Mortgage [Member] Current Estimated LTV Less Than 80% [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Subprime Mortgage [Member] Current Estimated LTV Less Than 80% [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Current Estimated LTV Greater Than 125% [Member] Residential real estate, excluding PCI [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Current Estimated LTV Greater Than 125% [Member] Residential real estate, excluding PCI [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Current Estimated Ltv Between 101% And 125% [Member] Residential real estate, excluding PCI [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Current Estimated Ltv Between 101% And 125% [Member] Residential real estate, excluding PCI [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Current Estimated LTV Between 80% To 100% [Member] Residential real estate, excluding PCI [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Current Estimated LTV Between 80% To 100% [Member] Residential real estate, excluding PCI [Member]	Dec. 31, 2010 Refreshed FICO Scores Equal to or greater than 660 [Member] Current Estimated LTV Less Than 80% [Member] Residential real estate, excluding PCI [Member]	Dec. 31, 2009 Refreshed FICO Scores Equal to or greater than 660 [Member] Current Estimated LTV Less Than 80% [Member] Residential real estate, excluding PCI [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Home Equity - Senior Lien [Member] Current Estimated LTV Greater Than 125% [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Home Equity - Senior Lien [Member] Current Estimated LTV Greater Than 125% [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Home Equity - Senior Lien [Member] Current Estimated Ltv Between 101% And 125% [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Home Equity - Senior Lien [Member] Current Estimated Ltv Between 101% And 125% [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Home Equity - Senior Lien [Member] Current Estimated LTV Between 80% To 100% [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Home Equity - Senior Lien [Member] Current Estimated LTV Between 80% To 100% [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Home Equity - Senior Lien [Member] Current Estimated LTV Less Than 80% [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Home Equity - Senior Lien [Member] Current Estimated LTV Less Than 80% [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Home Equity - Junior Lien [Member] Current Estimated LTV Greater Than 125% [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Home Equity - Junior Lien [Member] Current Estimated LTV Greater Than 125% [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Home Equity - Junior Lien [Member] Current Estimated Ltv Between 101% And 125% [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Home Equity - Junior Lien [Member] Current Estimated Ltv Between 101% And 125% [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Home Equity - Junior Lien [Member] Current Estimated LTV Between 80% To 100% [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Home Equity - Junior Lien [Member] Current Estimated LTV Between 80% To 100% [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Home Equity - Junior Lien [Member] Current Estimated LTV Less Than 80% [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Home Equity - Junior Lien [Member] Current Estimated LTV Less Than 80% [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Prime Mortgages, including option ARMs [Member] Current Estimated LTV Greater Than 125% [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Prime Mortgages, including option ARMs [Member] Current Estimated LTV Greater Than 125% [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Prime Mortgages, including option ARMs [Member] Current Estimated Ltv Between 101% And 125% [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Prime Mortgages, including option ARMs [Member] Current Estimated Ltv Between 101% And 125% [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Prime Mortgages, including option ARMs [Member] Current Estimated LTV Between 80% To 100% [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Prime Mortgages, including option ARMs [Member] Current Estimated LTV Between 80% To 100% [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Prime Mortgages, including option ARMs [Member] Current Estimated LTV Less Than 80% [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Prime Mortgages, including option ARMs [Member] Current Estimated LTV Less Than 80% [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Subprime Mortgage [Member] Current Estimated LTV Greater Than 125% [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Subprime Mortgage [Member] Current Estimated LTV Greater Than 125% [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Subprime Mortgage [Member] Current Estimated Ltv Between 101% And 125% [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Subprime Mortgage [Member] Current Estimated Ltv Between 101% And 125% [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Subprime Mortgage [Member] Current Estimated LTV Between 80% To 100% [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Subprime Mortgage [Member] Current Estimated LTV Between 80% To 100% [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Subprime Mortgage [Member] Current Estimated LTV Less Than 80% [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Subprime Mortgage [Member] Current Estimated LTV Less Than 80% [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Current Estimated LTV Greater Than 125% [Member] Residential real estate, excluding PCI [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Current Estimated LTV Greater Than 125% [Member] Residential real estate, excluding PCI [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Current Estimated Ltv Between 101% And 125% [Member] Residential real estate, excluding PCI [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Current Estimated Ltv Between 101% And 125% [Member] Residential real estate, excluding PCI [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Current Estimated LTV Between 80% To 100% [Member] Residential real estate, excluding PCI [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Current Estimated LTV Between 80% To 100% [Member] Residential real estate, excluding PCI [Member]	Dec. 31, 2010 Refreshed FICO Scores Less than 660 [Member] Current Estimated LTV Less Than 80% [Member] Residential real estate, excluding PCI [Member]	Dec. 31, 2009 Refreshed FICO Scores Less than 660 [Member] Current Estimated LTV Less Than 80% [Member] Residential real estate, excluding PCI [Member]	Dec. 31, 2010 Residential real estate, excluding PCI [Member] Current and less than 30 days past due and still accruing [Member]	Dec. 31, 2009 Residential real estate, excluding PCI [Member] Current and less than 30 days past due and still accruing [Member]	Dec. 31, 2010 Home Equity - Senior Lien [Member] Current and less than 30 days past due and still accruing [Member]	Dec. 31, 2009 Home Equity - Senior Lien [Member] Current and less than 30 days past due and still accruing [Member]	Dec. 31, 2010 Home Equity - Junior Lien [Member] Current and less than 30 days past due and still accruing [Member]	Dec. 31, 2009 Home Equity - Junior Lien [Member] Current and less than 30 days past due and still accruing [Member]	Dec. 31, 2010 Prime Mortgages, including option ARMs [Member] Current and less than 30 days past due and still accruing [Member]	Dec. 31, 2009 Prime Mortgages, including option ARMs [Member] Current and less than 30 days past due and still accruing [Member]	Dec. 31, 2010 Subprime Mortgage [Member] Current and less than 30 days past due and still accruing [Member]	Dec. 31, 2009 Subprime Mortgage [Member] Current and less than 30 days past due and still accruing [Member]	Dec. 31, 2010 Residential real estate, excluding PCI [Member] 30-149 Days Past Due [Member]	Dec. 31, 2009 Residential real estate, excluding PCI [Member] 30-149 Days Past Due [Member]	Dec. 31, 2010 Home Equity - Senior Lien [Member] 30-149 Days Past Due [Member]	Dec. 31, 2009 Home Equity - Senior Lien [Member] 30-149 Days Past Due [Member]	Dec. 31, 2010 Home Equity - Junior Lien [Member] 30-149 Days Past Due [Member]	Dec. 31, 2009 Home Equity - Junior Lien [Member] 30-149 Days Past Due [Member]	Dec. 31, 2010 Prime Mortgages, including option ARMs [Member] 30-149 Days Past Due [Member]	Dec. 31, 2009 Prime Mortgages, including option ARMs [Member] 30-149 Days Past Due [Member]	Dec. 31, 2010 Subprime Mortgage [Member] 30-149 Days Past Due [Member]	Dec. 31, 2009 Subprime Mortgage [Member] 30-149 Days Past Due [Member]	Dec. 31, 2010 Residential real estate, excluding PCI [Member] 150 or More Days Past Due [Member]	Dec. 31, 2009 Residential real estate, excluding PCI [Member] 150 or More Days Past Due [Member]	Dec. 31, 2010 Home Equity - Senior Lien [Member] 150 or More Days Past Due [Member]	Dec. 31, 2009 Home Equity - Senior Lien [Member] 150 or More Days Past Due [Member]	Dec. 31, 2010 Home Equity - Junior Lien [Member] 150 or More Days Past Due [Member]	Dec. 31, 2009 Home Equity - Junior Lien [Member] 150 or More Days Past Due [Member]	Dec. 31, 2010 Prime Mortgages, including option ARMs [Member] 150 or More Days Past Due [Member]	Dec. 31, 2009 Prime Mortgages, including option ARMs [Member] 150 or More Days Past Due [Member]	Dec. 31, 2010 Subprime Mortgage [Member] 150 or More Days Past Due [Member]	Dec. 31, 2009 Subprime Mortgage [Member] 150 or More Days Past Due [Member]	Dec. 31, 2010 Residential real estate, excluding PCI [Member] 90 days or more past due and still accruing [Member]	Dec. 31, 2009 Residential real estate, excluding PCI [Member] 90 days or more past due and still accruing [Member]	Dec. 31, 2010 Home Equity - Senior Lien [Member] 90 days or more past due and still accruing [Member]	Dec. 31, 2009 Home Equity - Senior Lien [Member] 90 days or more past due and still accruing [Member]	Dec. 31, 2010 Home Equity - Junior Lien [Member] 90 days or more past due and still accruing [Member]	Dec. 31, 2009 Home Equity - Junior Lien [Member] 90 days or more past due and still accruing [Member]	Dec. 31, 2010 Prime Mortgages, including option ARMs [Member] 90 days or more past due and still accruing [Member]	Dec. 31, 2009 Prime Mortgages, including option ARMs [Member] 90 days or more past due and still accruing [Member]	Dec. 31, 2010 Subprime Mortgage [Member] 90 days or more past due and still accruing [Member]	Dec. 31, 2009 Subprime Mortgage [Member] 90 days or more past due and still accruing [Member]	Dec. 31, 2010 90 days or more past due and still accruing [Member]	Dec. 31, 2009 90 days or more past due and still accruing [Member]	Dec. 31, 2010 Residential real estate, excluding PCI [Member] Nonaccrual [Member]	Dec. 31, 2009 Residential real estate, excluding PCI [Member] Nonaccrual [Member]	Dec. 31, 2010 Home Equity - Senior Lien [Member] Nonaccrual [Member]	Dec. 31, 2009 Home Equity - Senior Lien [Member] Nonaccrual [Member]	Dec. 31, 2010 Home Equity - Junior Lien [Member] Nonaccrual [Member]	Dec. 31, 2009 Home Equity - Junior Lien [Member] Nonaccrual [Member]	Dec. 31, 2010 Prime Mortgages, including option ARMs [Member] Nonaccrual [Member]	Dec. 31, 2009 Prime Mortgages, including option ARMs [Member] Nonaccrual [Member]	Dec. 31, 2010 Subprime Mortgage [Member] Nonaccrual [Member]	Dec. 31, 2009 Subprime Mortgage [Member] Nonaccrual [Member]	Dec. 31, 2010 Residential real estate, excluding PCI [Member] California [Member]	Dec. 31, 2009 Residential real estate, excluding PCI [Member] California [Member]	Dec. 31, 2010 Home Equity - Senior Lien [Member] California [Member]	Dec. 31, 2009 Home Equity - Senior Lien [Member] California [Member]	Dec. 31, 2010 Home Equity - Junior Lien [Member] California [Member]	Dec. 31, 2009 Home Equity - Junior Lien [Member] California [Member]	Dec. 31, 2010 Prime Mortgages, including option ARMs [Member] California [Member]	Dec. 31, 2009 Prime Mortgages, including option ARMs [Member] California [Member]	Dec. 31, 2010 Subprime Mortgage [Member] California [Member]	Dec. 31, 2009 Subprime Mortgage [Member] California [Member]	Dec. 31, 2010 Residential real estate, excluding PCI [Member] New York [Member]	Dec. 31, 2009 Residential real estate, excluding PCI [Member] New York [Member]	Dec. 31, 2010 Home Equity - Senior Lien [Member] New York [Member]	Dec. 31, 2009 Home Equity - Senior Lien [Member] New York [Member]	Dec. 31, 2010 Home Equity - Junior Lien [Member] New York [Member]	Dec. 31, 2009 Home Equity - Junior Lien [Member] New York [Member]	Dec. 31, 2010 Prime Mortgages, including option ARMs [Member] New York [Member]	Dec. 31, 2009 Prime Mortgages, including option ARMs [Member] New York [Member]	Dec. 31, 2010 Subprime Mortgage [Member] New York [Member]	Dec. 31, 2009 Subprime Mortgage [Member] New York [Member]	Dec. 31, 2010 Residential real estate, excluding PCI [Member] Texas [Member]	Dec. 31, 2009 Residential real estate, excluding PCI [Member] Texas [Member]	Dec. 31, 2010 Home Equity - Senior Lien [Member] Texas [Member]	Dec. 31, 2009 Home Equity - Senior Lien [Member] Texas [Member]	Dec. 31, 2010 Home Equity - Junior Lien [Member] Texas [Member]	Dec. 31, 2009 Home Equity - Junior Lien [Member] Texas [Member]	Dec. 31, 2010 Prime Mortgages, including option ARMs [Member] Texas [Member]	Dec. 31, 2009 Prime Mortgages, including option ARMs [Member] Texas [Member]	Dec. 31, 2010 Subprime Mortgage [Member] Texas [Member]	Dec. 31, 2009 Subprime Mortgage [Member] Texas [Member]	Dec. 31, 2010 Residential real estate, excluding PCI [Member] Florida [Member]	Dec. 31, 2009 Residential real estate, excluding PCI [Member] Florida [Member]	Dec. 31, 2010 Home Equity - Senior Lien [Member] Florida [Member]	Dec. 31, 2009 Home Equity - Senior Lien [Member] Florida [Member]	Dec. 31, 2010 Home Equity - Junior Lien [Member] Florida [Member]	Dec. 31, 2009 Home Equity - Junior Lien [Member] Florida [Member]	Dec. 31, 2010 Prime Mortgages, including option ARMs [Member] Florida [Member]	Dec. 31, 2009 Prime Mortgages, including option ARMs [Member] Florida [Member]	Dec. 31, 2010 Subprime Mortgage [Member] Florida [Member]	Dec. 31, 2009 Subprime Mortgage [Member] Florida [Member]	Dec. 31, 2010 Residential real estate, excluding PCI [Member] Illinois [Member]	Dec. 31, 2009 Residential real estate, excluding PCI [Member] Illinois [Member]	Dec. 31, 2010 Home Equity - Senior Lien [Member] Illinois [Member]	Dec. 31, 2009 Home Equity - Senior Lien [Member] Illinois [Member]	Dec. 31, 2010 Home Equity - Junior Lien [Member] Illinois [Member]	Dec. 31, 2009 Home Equity - Junior Lien [Member] Illinois [Member]	Dec. 31, 2010 Prime Mortgages, including option ARMs [Member] Illinois [Member]	Dec. 31, 2009 Prime Mortgages, including option ARMs [Member] Illinois [Member]	Dec. 31, 2010 Subprime Mortgage [Member] Illinois [Member]	Dec. 31, 2009 Subprime Mortgage [Member] Illinois [Member]	Dec. 31, 2010 Residential real estate, excluding PCI [Member] Ohio [Member]	Dec. 31, 2009 Residential real estate, excluding PCI [Member] Ohio [Member]	Dec. 31, 2010 Home Equity - Senior Lien [Member] Ohio [Member]	Dec. 31, 2009 Home Equity - Senior Lien [Member] Ohio [Member]	Dec. 31, 2010 Home Equity - Junior Lien [Member] Ohio [Member]	Dec. 31, 2009 Home Equity - Junior Lien [Member] Ohio [Member]	Dec. 31, 2010 Prime Mortgages, including option ARMs [Member] Ohio [Member]	Dec. 31, 2009 Prime Mortgages, including option ARMs [Member] Ohio [Member]	Dec. 31, 2010 Subprime Mortgage [Member] Ohio [Member]	Dec. 31, 2009 Subprime Mortgage [Member] Ohio [Member]	Dec. 31, 2010 Residential real estate, excluding PCI [Member] New Jersey [Member]	Dec. 31, 2009 Residential real estate, excluding PCI [Member] New Jersey [Member]	Dec. 31, 2010 Home Equity - Senior Lien [Member] New Jersey [Member]	Dec. 31, 2009 Home Equity - Senior Lien [Member] New Jersey [Member]	Dec. 31, 2010 Home Equity - Junior Lien [Member] New Jersey [Member]	Dec. 31, 2009 Home Equity - Junior Lien [Member] New Jersey [Member]	Dec. 31, 2010 Prime Mortgages, including option ARMs [Member] New Jersey [Member]	Dec. 31, 2009 Prime Mortgages, including option ARMs [Member] New Jersey [Member]	Dec. 31, 2010 Subprime Mortgage [Member] New Jersey [Member]	Dec. 31, 2009 Subprime Mortgage [Member] New Jersey [Member]	Dec. 31, 2010 Residential real estate, excluding PCI [Member] Michigan [Member]	Dec. 31, 2009 Residential real estate, excluding PCI [Member] Michigan [Member]	Dec. 31, 2010 Home Equity - Senior Lien [Member] Michigan [Member]	Dec. 31, 2009 Home Equity - Senior Lien [Member] Michigan [Member]	Dec. 31, 2010 Home Equity - Junior Lien [Member] Michigan [Member]	Dec. 31, 2009 Home Equity - Junior Lien [Member] Michigan [Member]	Dec. 31, 2010 Prime Mortgages, including option ARMs [Member] Michigan [Member]	Dec. 31, 2009 Prime Mortgages, including option ARMs [Member] Michigan [Member]	Dec. 31, 2010 Subprime Mortgage [Member] Michigan [Member]	Dec. 31, 2009 Subprime Mortgage [Member] Michigan [Member]	Dec. 31, 2010 Residential real estate, excluding PCI [Member] Arizona [Member]	Dec. 31, 2009 Residential real estate, excluding PCI [Member] Arizona [Member]	Dec. 31, 2010 Home Equity - Senior Lien [Member] Arizona [Member]	Dec. 31, 2009 Home Equity - Senior Lien [Member] Arizona [Member]	Dec. 31, 2010 Home Equity - Junior Lien [Member] Arizona [Member]	Dec. 31, 2009 Home Equity - Junior Lien [Member] Arizona [Member]	Dec. 31, 2010 Prime Mortgages, including option ARMs [Member] Arizona [Member]	Dec. 31, 2009 Prime Mortgages, including option ARMs [Member] Arizona [Member]	Dec. 31, 2010 Subprime Mortgage [Member] Arizona [Member]	Dec. 31, 2009 Subprime Mortgage [Member] Arizona [Member]	Dec. 31, 2010 Residential real estate, excluding PCI [Member] Washington [Member]	Dec. 31, 2009 Residential real estate, excluding PCI [Member] Washington [Member]	Dec. 31, 2010 Home Equity - Senior Lien [Member] Washington [Member]	Dec. 31, 2009 Home Equity - Senior Lien [Member] Washington [Member]	Dec. 31, 2010 Home Equity - Junior Lien [Member] Washington [Member]	Dec. 31, 2009 Home Equity - Junior Lien [Member] Washington [Member]	Dec. 31, 2010 Prime Mortgages, including option ARMs [Member] Washington [Member]	Dec. 31, 2009 Prime Mortgages, including option ARMs [Member] Washington [Member]	Dec. 31, 2010 Subprime Mortgage [Member] Washington [Member]	Dec. 31, 2009 Subprime Mortgage [Member] Washington [Member]	Dec. 31, 2010 Residential real estate, excluding PCI [Member] All other [Member]	Dec. 31, 2009 Residential real estate, excluding PCI [Member] All other [Member]	Dec. 31, 2010 Home Equity - Senior Lien [Member] All other [Member]	Dec. 31, 2009 Home Equity - Senior Lien [Member] All other [Member]	Dec. 31, 2010 Home Equity - Junior Lien [Member] All other [Member]	Dec. 31, 2009 Home Equity - Junior Lien [Member] All other [Member]	Dec. 31, 2010 Prime Mortgages, including option ARMs [Member] All other [Member]	Dec. 31, 2009 Prime Mortgages, including option ARMs [Member] All other [Member]	Dec. 31, 2010 Subprime Mortgage [Member] All other [Member]	Dec. 31, 2009 Subprime Mortgage [Member] All other [Member]	Dec. 31, 2010 Consumer Excluding Credit Card [Member]	Dec. 31, 2009 Consumer Excluding Credit Card [Member]	Dec. 31, 2010 Residential real estate, excluding PCI [Member]	Dec. 31, 2009 Residential real estate, excluding PCI [Member]	Dec. 31, 2010 Home Equity - Senior Lien [Member]	Dec. 31, 2009 Home Equity - Senior Lien [Member]	Dec. 31, 2010 Home Equity - Junior Lien [Member]	Dec. 31, 2009 Home Equity - Junior Lien [Member]	Dec. 31, 2010 Prime Mortgages, including option ARMs [Member]	Dec. 31, 2009 Prime Mortgages, including option ARMs [Member]	Dec. 31, 2010 Subprime Mortgage [Member]	Dec. 31, 2009 Subprime Mortgage [Member]
Charge offs
Net charge offs																																																																																																																																																																																																																																																								$ 6,445	$ 8,287	$ 262	$ 234	$ 3,182	$ 4,448	$ 1,627	$ 1,957	$ 1,374	$ 1,648
Percentage of net charge-offs to retained loans																																																																																																																																																																																																																																																								3.52%	4.14%	1.00%	0.80%	4.63%	5.62%	2.15%	2.51%	10.82%	11.86%
Total retained loans	685,498	627,218	728,915	528	472	974	933	2,860	3,038	15,994	18,591	6,928	6,788	9,403	10,616	13,333	16,098	22,527	27,225	3,039	2,435	4,733	4,763	10,720	12,889	32,385	33,368	338	335	506	593	925	1,094	2,252	2,063	10,833	10,030	15,616	16,905	27,838	33,119	73,158	81,247	238	235	325	319	738	825	2,719	2,963	2,495	2,703	2,873	3,277	3,155	3,657	3,295	3,685	1,595	1,339	1,775	1,913	2,786	3,152	4,557	4,803	1,153	1,169	1,486	1,902	1,955	2,663	2,672	2,707	5,481	5,446	6,459	7,411	8,634	10,297	13,243	14,158	163,969	175,829	23,615	26,543	62,315	71,534	69,562	69,458	8,477	8,294	4,682	7,248	414	512	1,508	2,224	1,576	2,629	1,184	1,883	5,560	6,302	347	321	186	291	3,401	3,341	1,626	2,349	0	0	0	0	0	0	0	0	0	0	0	0	7,793	9,580	479	477	784	1,188	4,320	4,667	2,210	3,248	39,012	43,906	3,348	3,658	14,656	16,990	19,278	21,538	1,730	1,720	26,518	28,213	3,272	3,438	12,278	13,456	9,587	9,784	1,381	1,535	8,747	9,609	3,594	4,306	2,239	2,711	2,569	2,185	345	407	10,820	12,239	1,088	1,198	3,470	4,123	4,840	5,293	1,422	1,625	10,116	10,478	1,635	1,795	4,248	4,849	3,765	3,250	468	584	4,315	4,963	2,010	2,338	1,568	1,865	462	461	275	299	6,909	7,691	732	777	3,617	4,090	2,026	2,207	534	617	4,051	4,562	1,176	1,329	1,618	1,900	963	1,009	294	324	6,024	6,945	1,481	1,648	2,979	3,582	1,320	1,414	244	301	5,221	5,797	776	868	2,142	2,481	2,056	2,174	247	274	52,478	54,976	5,264	6,021	15,194	18,002	27,673	26,113	4,347	4,840	327,464	348,355	174,211	189,379	24,376	27,376	64,009	74,049	74,539	75,428	11,287	12,526
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	28.20%	27.62%																																																																																																																																																																																																																																																						5.88%	7.15%	3.12%	3.04%	2.65%	3.40%	6.68%	7.91%	24.90%	33.79%
U.S. government guaranteed																																																																																																																																																																																																																																																								$ 12,949	$ 10,766	$ 0	$ 0	$ 0	$ 0	$ 12,949	$ 10,766	$ 0	$ 0